Inventories, net	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories, net
5.	Inventories, net
Inventories consist of the following:

	As of December 31,
	2022	2023
	(in thousands)
Finished goods	34,577	36,224
Work in process	10,399	9,756
Raw materials	34,184	20,686

Inventories	79,160	66,666
Less: inventory provision	(1,378)	(24,899)

Total	77,782	41,767

During the
years
ended December 31, 2021, 2022 and 2023, the
G
r
o
u
p
 recognized inventories write-down of nil, RMB1,378,000 and RMB24,574,000 in cost of revenues, respectively.

Furthermore, an inventory provision of RMB1,053,000 related to obsolete items, which were determined to be non-replaceable and subsequently scrapped, was reversed.